Liquidity and Capital Resources	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Liquidity And Capital Resources [Abstract]
Liquidity and Capital Resources
Note 4: Liquidity and Capital Resources
The Company is formed to complete the transactions contemplated by the Plan of Merger. Liquidity needs have been satisfied through the support of the Sponsor. The Company has no existing liabilities or obligations and does not plan to incur any expenses prior to the close of the transactions contemplated in the Plan of Merger. Based on the foregoing, management believes that the Company will have sufficient working capital to meet its needs through the earlier of the consummation of the Plan of Merger or one year from this filing.

Note 4: Liquidity and Capital Resources
The Company is formed to complete the transactions contemplated by the Plan of Merger. Liquidity needs have been satisfied through the support of the Sponsor. The Company has no existing liabilities or obligations and does not plan to incur any expenses prior to the close of the transactions contemplated in the Plan of Merger. Based on the foregoing, management believes that the Company will have sufficient working capital to meet its needs through the earlier of the consummation of the Plan of Merger or one year from this filing.